Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Operating Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Details of other operating expenses were as follows.

Year ended December 31, ($ in millions)	2015	2014	2013
Insurance commissions	$378	$374	$370
Technology and communications	267	334	346
Lease and loan administration	126	122	173
Advertising and marketing	107	111	136
Professional services	93	100	176
Premises and equipment depreciation	82	81	81
Regulatory and licensing fees	79	87	116
Vehicle remarketing and repossession	78	83	60
Occupancy	50	47	44
Provision for legal and regulatory settlements (a)	45	4	105
Non-income taxes	29	40	35
Mortgage representation and warranty obligation, net	(13)	(10)	104
Other	184	218	235
Total other operating expenses	$1,505	$1,591	$1,981

(a)
Results for the year ended December 31, 2013, include a $98 million settlement charge related to Consent Orders issued by the Consumer Financial Protection Bureau (CFPB) and the U.S. Department of Justice (DOJ) pertaining to the allegation of disparate impact in the automotive finance business. Refer to Note 30 for additional details.